Property, plant and equipment	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment
7	Property, plant and equipment

Cost	Plant and equipment	Mining properties	Assets under construction	Exploration and evaluation expenditure	Total $

Balance as of January 1, 2016	192,566	418,334	23,873	38,911	673,684

Additions	4,130	6,490	8,649	6,600	25,869
Disposals	(325)	-	-	-	(325)
Foreign exchange revaluation	-	-	-	(158)	(158)
Transfers	6,316	379	(6,316)	(379)	-
Balance as of December 31, 2016	202,687	425,203	26,206	44,974	699,070

Additions	8,632	6,959	20,595	15,758	51,944
Disposals	(1,038)	-	-	(9,417)	(10,455)
Transfers	12,948	-	(12,948)	-	-
Balance as of December 31, 2017	223,229	432,162	33,853	51,315	740,559

Balance as of January 1, 2016	106,436	252,381	-	13,041	371,858

Depletion, depreciation and amortization	15,818	29,616	-	-	45,434
Disposals	(50)	-	-	-	(50)
Balance as of December 31, 2016	122,204	281,997	-	13,041	417,242

Depletion, depreciation and amortization	20,799	37,176	-	-	57,975
Disposals	(898)	-	-	-	(898)
Balance as of December 31, 2017	142,105	319,173	-	13,041	474,319

Net Book Value - December 31, 2017	81,124	112,989	33,853	38,274	266,240
Net Book Value - December 31, 2016	80,483	143,206	26,206	31,933	281,828
Net Book Value - December 31, 2015	86,130	165,953	23,873	25,870	301,826

For the year ended December 31, 2017, depletion and depreciation expense of $57,975 (2016: $45,434) has been charged to depletion, depreciation and amortization in property, plant, and equipment. Additionally, depletion and depreciation expense of $1,133 (2016: $1,159) has been capitalized to inventory.

During the year ended December 31, 2017, the Company has capitalized borrowing costs amounting to $349 (2016 – $491) on qualifying assets. Borrowing costs were capitalized at the weighted average rate of 5.25%.